Income tax (Schedule of Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income tax [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%	25.00%
Current tax expenses	¥ 15,348		¥ 7,793	¥ 1,912
Deferred tax	1,483	$ 214	(13,815)
Income tax (benefits) expenses	16,831	$ 2,424	(6,022)	1,912
Aggregate accumulated deficit of the Company's subsidiaries and VIE located in the PRC	7,663		85,949
Deferred tax liability accrued for the PRC dividend withholding taxes
Hong Kong [Member]
Income tax [Line Items]
Statutory tax rate	16.50%	16.50%